General	12 Months Ended
Dec. 31, 2021
Disclosure of general [abstract]
GENERAL

Note 1: - General

a.	General description of the Company and its activity

Kamada Ltd. (the “Company”) is a vertically integrated global biopharmaceutical company, focused on specialty plasma-derived therapeutics, with a diverse portfolio of marketed products, a robust development pipeline and industry-leading manufacturing capabilities. The Company’s strategy is focused on driving profitable growth from our current commercial activities as well as our manufacturing and development expertise in the plasma-derived biopharmaceutical market. The Company’s commercial products portfolio includes its developed and FDA approved products GLASSIA® and KEDRRAB® as well as its recently acquired FDA approved plasma-derived hyperimmune products CYTOGAM®, HEPAGAM B®, VARIZIG® and WINRHO®SDF. The Company has additional four plasma-derived products which are registered in markets outside the U.S. The Company distributes its commercial products portfolio directly, and through strategic partners or third party distributors in more than 30 countries, including the U.S., Canada, Israel, Russia, Brazil, Argentina, India and other countries in Latin America and Asia. The Company has a diverse portfolio of development pipeline products including an inhaled AAT for the treatment of AAT deficiency for which the Company is currently conducting the InnovAATe clinical trial, a randomized, double-blind, placebo-controlled, pivotal Phase 3 trial. The Company leverages its expertise and presence in the Israeli pharmaceutical market to distribute in Israel more than 20 products that are manufactured by third parties and have recently added eleven biosimilar products to its Israeli distribution portfolio, which, subject to EMA and the Israeli MOH approvals, are expected to be launched in Israel between the years 2022 and 2028.

In November 2021, the Company acquired a portfolio of four FDA approved plasma-derived hyperimmune commercial products from Saol Therapeutics (“Saol”). The acquisition of this portfolio furthers the Company’s core objective to become a fully integrated specialty plasma company with strong commercial capabilities in the U.S. market, as well as to expand to new markets, mainly in the Middle East/North Africa region, and to broaden the Company’s portfolio offering in existing markets. The Company’s wholly owned U.S. subsidiary, Kamada Inc., will be responsible for the commercialization of the four products in the U.S. market, including direct sales to wholesalers and local distributers. Refer to Note 5 for further details on this acquisition.

The Company markets GLASSIA in the U.S. through a strategic partnership with Takeda Pharmaceuticals Company Limited (“Takeda”). Pursuant to an agreement with Takeda, the Company terminated the production and sale of GLASSIA to Takeda during 2021 resulting in a significant reduction in revenues. Takeda initiated its own production of GLASSIA for the U.S. market. Commencing 2022, Takeda will pay royalties to the Company at a rate of 12% on GLASSIA’s net sales through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually. Refer to Note 19 for further details on the engagement with Takeda.

The Company’s activity is divided into two operating segments:

Proprietary Products	Development, manufacturing, sales and distribution of plasma-derived protein therapeutics.
Distribution	Distribute imported drug products in Israel, which are manufactured by third parties.

b.	The Company’s securities are listed for trading on the Tel Aviv stock exchange and on the NASDAQ.

The Company has four wholly-owned subsidiaries – Kamada Inc, Kamada Plasma LLC (wholly owned by Kamada Inc), KI Biopharma LLC and Kamada Ireland limited. In addition, the Company owns 74% of Kamada Assets Ltd (“Kamada Assets”).

c.	Effects of the COVID-19 Outbreak:

Following the global COVID-19 outbreak, there has been a decrease in economic activity worldwide, including Israel. The spread of the COVID-19 pandemic led, inter alia, to a disruption in the global supply chain, a decrease in global transportation, restrictions on travel and work that were announced by the State of Israel and other countries worldwide as well as a decrease in the value of financial assets and commodities across all markets in Israel and the world.

The Company’s business activity and commercial operation were affected by these factors, and the Company has taken several actions to ensure its manufacturing plant remains operational with limited disruption to its business continuity. The Company increased its inventory levels of raw materials through its suppliers and service providers to appropriately manage any potential supply disruptions and secure continued manufacturing. In addition, the Company is actively engaging its freight carriers to ensure inbound and outbound international delivery routes remain operational and identify alternative routes, if needed.

The Company is complying with the State of Israel mandates and recommendations with respect to its work-force management and has taken several precautionary health and safety measures to safeguard its employees and continues to monitor and assess orders issued by the State of Israel and other applicable governments to ensure compliance with evolving COVID-19 guidelines.

COVID-19 related disruption had various effect on the Company’s business activities, commercial operation, revenues and operational expenses however, as a result of the actions taken by the Company, its overall results of operations for the year ended December 31, 2021 were not materially affected. While there is an evident trend of recovery from the pandemic due to the increased vaccination rate of the population, a number of factors including, but not limited to, continued demand for the Company’s commercial products, availability of raw materials, financial conditions of the Company’s customer, suppliers and services providers, the Company’s ability to manage operating expenses, additional competition in the markets that the Company competes, regulatory delays, prevailing market conditions and the impact of general economic, industry or political conditions in the U.S., Israel or otherwise, may have an effect on the Company’s future financial position and results of operations.

The financial impact of these factors cannot be reasonably estimated at this time due to substantial uncertainty but may materially affect the Company’s business, financial condition, and results of operations. The Company assess the impact of the COVID-19 in several possible scenarios and concluded that there are no uncertainties that may cast significant doubt on its ability to continue as a going concern or affect significantly on the Company liquidity.

d.	Material events in the reporting period

Business combination:

On March 1, 2021, the Company acquired the plasma collection center and certain related rights and assets from the privately held B&PR of Beaumont, TX, USA. For more information see Note 5 (a).

On November 22, 2021, the Company entered into an Assets Purchase Agreement (the “Saol APA”) with Saol for the acquisition of a portfolio of four FDA-approved plasma-derived hyperimmune commercial products. For more information see Note 5 (b).

e.	Definitions

In these Financial Statements –

The Company	-	Kamada Ltd.
The Group	-	The Company and its subsidiaries.
Subsidiary	-	A company which the Company has a control over (as defined in IFRS 10) and whose financial statements are consolidated with the Company’s Financial Statements.
Related parties	-	As defined in International Accounting Standard (“IAS”) 24.
USD/$	-	U.S. dollar.
NIS	-	New Israeli Shekel
EUR	-	Euro